As filed with the Securities and Exchange Commission on November 4, 2016

                                                         File No. 333-208696

                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. ___

                        Post-Effective Amendment No. 2

                        (Check appropriate box or boxes)

                                PIONEER BOND FUND

               (Exact Name of Registrant as Specified in Charter)

                                 (617) 742-7825
                        (Area Code and Telephone Number)

                  60 State Street, Boston, Massachusetts 02109
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                 Terrence Cullen
                       Pioneer Investment Management, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                        Copies to: Roger P. Joseph, Esq.
                           Morgan, Lewis & Bockius LLP
                               One Federal Street
                           Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of Pioneer Bond Fund, a series of the Registrant.

It is proposed that this filing will become effective on November 4, 2016, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Part A - Prospectus/Proxy Statement and Part B - Statement of Additional Information are incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on February 1, 2016.

                                     PART C

                                OTHER INFORMATION
                                PIONEER BOND FUND

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 30 of the most recently filed Registration Statement of Pioneer Bond Fund (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 002-62436 and 811-02864), as filed with the Securities and Exchange Commission on October 28, 2016 (Accession No. 0000276776-16-000186), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)(a)   Amended and Restated Agreement and Declaration of Trust            (15)
(1)(b)   Certificate of Trust                                                (1)
(2)      Amended and Restated By-Laws                                        (7)
(3)      Not applicable
(4)      Form of Agreement and Plan of Reorganization                        (*)
(5)      Reference is made to Exhibits (1) and (2) hereof
(6)(a)   Amended and Restated Management Agreement (November 12, 2013)      (11)
(6)(b)   Expense Limit Agreement                                            (15)
(7)(a)   Underwriting Agreement                                              (2)
(7)(b)   Dealer Sales Agreement                                              (6)
(8)      Not applicable
(9)(a)   Custodian Agreement between the Trust and Brown Brothers            (5)
         Harriman & Co.
(9)(b)   Amended Appendix A to Custodian Agreement (December 10, 2014)      (12)
(9)(c)   Amendment to Custodian Agreement (May 31, 2016)                    (15)
(10)(a)  Amended and Restated Pioneer Funds Distribution Plan               (12)
         (November 10, 2014)
(10)(b)  Class R Service Plan                                                (4)
(10)(c)  Multi-Class Plan Pursuant to Rule 18f-3                            (10)
(11)     Opinion of Counsel (legality of securities being offered)          (13)
(12)     Final opinion as to tax matters and consent                        (**)
(13)(a)  Investment Company Service Agreement                                (5)
(13)(b) Amendment No. 8 to Master Investment Company Service Agreement (12) (December 10, 2014)
(13)(c)  Amended and Restated Administration Agreement (August 1, 2014)     (12)
(13)(d)  Administrative Agency Agreement (March 5, 2012)                     (9)
(13)(e)  Appendix A to Administrative Agency Agreement (April 1, 2016)      (15)
(14)     Consent of Independent Registered Public Accounting Firm           (14)
(15)     Not applicable
(16)     Powers of Attorney                                                 (13)
(17)(a) Code of Ethics of the Pioneer Funds, Pioneer Funds Distributor, (11) Inc., Pioneer Institutional Asset Management, Inc., and Pioneer Investment Management, Inc. (September 20, 2013)
(17)(b)  Prospectus of Pioneer Bond Fund dated November 1, 2015, as         (13)
         supplemented, and Statement of Additional Information of Pioneer
         Bond Fund dated November 1, 2015, as supplemented.
(17)(c) Prospectus of Pioneer Government Income Fund dated December 1, (13) 2015, as supplemented, and Statement of Additional Information of Pioneer Government Income Fund dated December 1, 2015, as supplemented.
(17)(d)  Annual Report of Pioneer Bond Fund for the fiscal year ended       (13)
         June 30, 2015.
(17)(e) Annual Report of Pioneer Government Income Fund for the fiscal (13) year ended July 31, 2015.

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 28 to the Registrant's Registration Statement (File No. 2-62436) with the Securities and Exchange Commission (the "SEC") on May 14, 1999 (Accession No. 0000276776-99-000013).

(2) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 34 to the Registrant's Registration Statement with the SEC on October 29, 2001 (Accession No. 0000276776-01-500036).

(3) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 35 to the Registrant's Registration Statement with the SEC on October 29, 2002 (Accession No. 0000276776-03-000002).

(4) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 36 to the Registrant's Registration Statement with the SEC on February 24, 2003 (Accession No. 0000276776-03-000002).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with the Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-62436 and 811-02864) as filed with the SEC on October 27, 2006 (Accession No. 0000276776-06-000037).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with the Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-62436 and 811-02864) as filed with the SEC on July 3, 2007 (Accession No. 0000276776-07-000075).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with the Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-62436 and 811-02864) as filed with the SEC on October 27, 2008 (Accession No. 0000276776-08-000052).

(8) Previously filed. Incorporated herein by reference from the exhibits filed with the Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-62436 and 811-02864) as filed with the SEC on October 28, 2010 (Accession No. 0000276776-10-000023).

(9) Previously filed. Incorporated herein by reference from the exhibits filed with the Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-62436 and 811-02864) as filed with the SEC on October 26, 2012 (Accession No. 0000276776-12-000032).

(10) Previously filed. Incorporated herein by reference from the exhibits filed with the Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-62436 and 811-02864) as filed with the SEC on December 14, 2012 (Accession No. 0000276776-12-000042).

(11) Previously filed. Incorporated herein by reference from the exhibits filed with the Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-62436 and 811-02864) as filed with the SEC on October 1, 2014 (Accession No. 0000276776-14-000098).

(12) Previously filed. Incorporated herein by reference from the exhibits filed with the Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-62436 and 811-02864) as filed with the SEC on October 28, 2015 (Accession No. 0000276776-15-000106).

(13) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Registration Statement on Form N-14 (File No. 333-208696) as filed with the SEC on December 22, 2015 (Accession No. 0000276776-15-000123).

(14) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-208696) as filed with the SEC on
February 1, 2016 (Accession No. 0000276776-16-000128).

(15) Previously filed. Incorporated herein by reference from the exhibits filed with the Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-62436 and 811-02864) as filed with the SEC on October 28, 2016 (Accession No. 0000276776-16-000186).

(*) Attached as Exhibit A to the combined Information Statement/Prospectus

(**) Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the closing of the reorganization contemplated by this Registration Statement on Form N-14.

(4) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, on the 2nd day of November, 2016.

            PIONEER BOND FUND

        By: /s/ Lisa M. Jones
            --------------------------
            Name:  Lisa M. Jones
            Title: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                  Title                                          Date
---------                  -----                                          ----
/s/ Lisa M. Jones          President (Principal Executive Officer)        November 4, 2016
-------------------------
Lisa M. Jones

/s/ Mark E. Bradley        Treasurer (Principal Financial and Accounting  November 4, 2016
-------------------------  Officer)
Mark E. Bradley

/s/ David R. Bock*         Trustee                                        November 4, 2016
-------------------------
David R. Bock

/s/ Benjamin M. Friedman*  Trustee                                        November 4, 2016
-------------------------
Benjamin M. Friedman

/s/ Margaret B.W. Graham*  Trustee                                        November 4, 2016
-------------------------
Margaret B.W. Graham

/s/ Thomas J. Perna*       Chairman of the Board and Trustee              November 4, 2016
-------------------------
Thomas J. Perna

/s/ Marguerite A. Piret*   Trustee                                        November 4, 2016
-------------------------
Marguerite A. Piret

/s/ Fred J. Ricciardi*     Trustee                                        November 4, 2016
-------------------------
Fred J. Ricciardi

/s/ Kenneth J. Taubes*     Trustee                                        November 4, 2016
-------------------------
Kenneth J. Taubes

* By: /s/ Lisa M. Jones
      ---------------------------------------
      Lisa M. Jones, Attorney-in-Fact

                                  EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.    Description
-----------    -----------

(12)           Final opinion as to tax matters and consent